Schedule of Provision for Impairment (Details) ₪ in Thousands	12 Months Ended
Dec. 31, 2022 ILS (₪)
Trade and other receivables [abstract]
Balance before provision for impairment	₪ 76,081
Provision for impairment	(11,729)
Balance after provision for impairment	₪ 64,352